Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2026, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,341	—	—	—	—	2,341	2,341
Investments (Refer to Note 2.2)
Mutual funds	—	—	251	—	—	251	251
Quoted debt securities	57	—	—	—	922	979	981(1)
Certificates of deposit	—	—	—	—	844	844	844
Commercial Papers	—	—	—	—	127	127	127
Quoted equity securities	—	—	—	6	—	6	6
Unquoted equity and preference securities	—	6	—	66	—	72	72
Unquoted investments others	—	—	28	—	—	28	28
Trade receivables	3,715	—	—	—	—	3,715	3,715
Unbilled revenues (Refer to Note 2.12) (3)	1,211	—	—	—	—	1,211	1,211
Prepayments and other assets (Refer to Note 2.4)	774	—	—	—	—	774	772(2)
Derivative financial instruments	—	—	3	—	6	9	9
Total	8,098	6	282	72	1,899	10,357	10,357
Liabilities:
Trade payables	500	—	—	—	—	500	500
Lease liabilities (Refer to Note 2.8)	967	—	—	—	—	967	967
Derivative financial instruments	—	—	57	—	6	63	63
Financial liability under option arrangements (Refer to Note 2.5)	—	—	93	—	—	93	93
Other liabilities including contingent consideration (Refer to Note 2.5)	1,936	—	11	—	—	1,947	1,947
Total	3,403	—	161	—	6	3,570	3,570

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $2 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2025, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,861	—	—	—	—	2,861	2,861
Investments (Refer to Note 2.2)
Mutual funds	—	—	229	—	—	229	229
Target maturity fund units	—	—	54	—	—	54	54
Quoted debt securities	193	—	—	—	1,389	1,582	1,602(1)
Certificates of deposit	—	—	—	—	410	410	410
Commercial Papers	—	—	—	—	426	426	426
Quoted equity securities	—	—	—	7	—	7	7
Unquoted equity and preference securities	—	3	—	20	—	23	23
Unquoted investments others	—	—	23	—	—	23	23
Trade receivables	3,645	—	—	—	—	3,645	3,645
Unbilled revenues (Refer to Note 2.12) (3)	1,195	—	—	—	—	1,195	1,195
Prepayments and other assets (Refer to Note 2.4)	844	—	—	—	—	844	835(2)
Derivative financial instruments	—	—	20	—	3	23	23
Total	8,738	3	326	27	2,228	11,322	11,333
Liabilities:
Trade payables	487	—	—	—	—	487	487
Lease liabilities (Refer to Note 2.8)	962	—	—	—	—	962	962
Derivative financial instruments	—	—	3	—	4	7	7
Financial liability under option arrangements (Refer to Note 2.5)	—	—	77	—	—	77	77
Other liabilities including contingent consideration (Refer to Note 2.5)	1,932	—	3	—	—	1,935	1,935
Total	3,381	—	83	—	4	3,468	3,468

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $9 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 is as follows:

(Dollars in millions)
	As of March 31, 2026	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in Mutual fund units	251	251	—	—
Investments in quoted debt securities	981	898	83	—
Investments in certificates of deposit	844	—	844	—
Investments in commercial paper	127	—	127	—
Investments in unquoted equity and preference securities	72	—	—	72
Investments in quoted equity securities	6	6	—	—
Investment in unquoted investments others	28	—	—	28
Others
Derivative financial instruments- gain	9	—	9	—
Liabilities
Derivative financial instruments- loss	63	—	63	—
Financial liability under option arrangements (Refer to Note 2.5)(1)	93	—	—	93
Liability towards contingent consideration (Refer to note 2.5)(2)	11	—	—	11

(1) Discount rate ranges from 9.5% to 14.5%

(2) Discount rate ranges from 2.5% to 6%

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 is as follows:

(Dollars in millions)
	As of March 31, 2025	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in Mutual fund units	229	229	—	—
Investments in target maturity fund units	54	54	—	—
Investments in quoted debt securities	1,602	1,533	69	—
Investments in certificates of deposit	410	—	410	—
Investments in commercial paper	426	—	426	—
Investments in unquoted equity and preference securities	23	—	—	23
Investments in quoted equity securities	7	7	—	—
Investment in unquoted investments others	23	—	—	23
Others
Derivative financial instruments- gain	23	—	23	—
Liabilities
Derivative financial instruments- loss	7	—	7	—
Financial liability under option arrangements (Refer to Note 2.5)(1)	77	—	—	77
Liability towards contingent consideration (Refer to note 2.5)(2)	3	—	—	3

(1)Discount rate ranges from 9% to 15%

(2)Discount rate - 6%

Schedule of Movement of Assets and Liabilities Valued Using Level 3 Inputs

The following tables present movement of assets and liabilities valued using level 3 inputs for the year ended March 31, 2026 and March 31,2025:

(i) Investments

(Dollars in millions)
	Year ended March 31,
	2026		2025		2024
	Unquoted equity and preference securities	Others	Unquoted equity and preference securities	Others	Unquoted equity and preference securities	Others
Balance at the beginning	23	23	11	24	24	21
Purchase of investments	—	4	3	4	—	2
Fair value gain/(loss) recognised through profit and loss	3	2	—	(3)	—	4
Fair value gain/(loss) recognised through other comprehensive income	47	—	9	—	5	—
Sale of investments	—	—	—	(1)	—	(3)
Transferred from Level 3 to Level 1 based on quotes prices	—	—	—	—	(14)	—
Translation difference	(1)	(1)	—	(1)	(4)	—
Balance at the end	72	28	23	23	11	24

ii) Financial liability under option arrangements

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	77	72	73
Addition	1	-	-
Change in fair value	10	6	-
Translation difference	5	(1)	(1)
Balance at the end	93	77	72

(iii) Liability towards contingent consideration

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	3	-	12
Addition due to business combination (Refer Note - 2.10)	8	4	-
Payments	(1)	-	(12)
Translation difference	1	(1)	-
Balance at the end	11	3	-

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Interest income on financial assets carried at amortized cost	184	180	128
Interest income on financial assets fair valued through other comprehensive income	121	124	122
Gain / (loss) on investments carried at fair value through profit or loss	33	34	34
Gain / (loss) on investments carried at fair value through other comprehensive Income	2	-	-
Gain / (loss) on investments carried at amortized cost	9	-	-
	349	338	284

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2026:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,025	1,384	259	235	442	5,345
Net financial liabilities	(1,551)	(482)	(142)	(131)	(286)	(2,592)
Total	1,474	902	117	104	156	2,753

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2025:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,138	1,379	261	159	361	5,298
Net financial liabilities	(1,539)	(440)	(120)	(83)	(253)	(2,435)
Total	1,599	939	141	76	108	2,863

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2026		March 31, 2025
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Swiss Franc	—	—	53	60

Option Contracts
In Euro	417	479	341	367
In Australian dollars	87	60	93	58
In Swiss Franc	26	32	—	—
In United Kingdom Pound Sterling	18	24	17	22
Other derivatives
Forward contracts
In U.S. Dollars	1,509	1,509	1,284	1,284
In Euro	853	980	698	753
In Singapore dollars	149	115	133	99
In Swiss Franc	70	88	51	58
In United Kingdom Pound Sterling	65	85	53	69
In Australian dollars	58	40	24	15
In Norwegian Krone	300	31	167	16
In Hongkong Dollars	106	13	40	5
In New Zealand dollars	22	13	37	21
In South African rand	152	9	—	—
In Danish Krone	50	8	152	22
In Hungarian Forint	2,280	7	2,000	5
In Canadian dollars	7	5	—	—
In Czech Koruna	99	5	176	7
In Philippine Peso	—	—	500	9
Option contracts
In U.S. Dollars	685	685	796	796
In Euro	48	55	179	193
In Australian dollars	25	17	11	7
In United Kingdom Pound Sterling	10	13	—	—
		4,273		3,866

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Not later than one month	2,186	1,814
Later than one month and not later than three months	1,967	1,947
Later than three months and not later than one year	120	105
	4,273	3,866

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Gain / (Loss)
Balance at the beginning of the period	(2)	1	—
Gain / (Loss) recognized in other comprehensive income during the period	(35)	(1)	1
Amount reclassified to profit or loss during the period	35	(3)	1
Tax impact on above	—	1	(1)
Balance at the end of the period	(2)	(2)	1

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2026		March 31, 2025
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	19	(73)	30	(14)
Amount set off	(10)	10	(7)	7
Net amount presented in balance sheet	9	(63)	23	(7)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

		(In %)
	Year ended March 31,
	2026	2025	2024
Revenue from top five customers	12.9	13.2	13.3
Revenue from top ten customers	20.5	20.5	20.0

Year ended March 31, 2026, March 31, 2025 and March 31, 2024
		(Dollars in millions)
Particulars	Year ended March 31
	2026	2025	2024
Revenues by Geography*
North America	11,304	11,166	11,163
Europe	6,480	5,745	5,105
India	576	593	469
Rest of the world	1,798	1,773	1,825
Total	20,158	19,277	18,562

*Geographical revenues are based on the domicile of customer

Summary of Trade Receivables Ageing Schedule

Trade receivables ageing schedule for fiscal 2026 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	3,021	737	14	2	2	9	3,785
Less: Allowance for credit loss							70
Total Trade receivables							3,715

Trade receivables ageing schedule for fiscal 2025 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,772	879	24	32	9	13	3,729
Less: Allowance for credit loss							84
Total Trade receivables							3,645

Summary of Movement In Credit Allowance On Customer Balance

		(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	114	114	117
Translation differences	—	(2)	(2)
Impairment loss recognized / (reversed), net	9	13	11
Amounts written off	(30)	(11)	(12)
Balance at the end	93	114	114

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Trade receivables	3,715	3,645
Unbilled revenues	1,816	1,764

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2026:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	500	—	—	—	500
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	88	—	15	—	103
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	8	3	—	—	11
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,744	171	21	—	1,936

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2025:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	487	—	—	—	487
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	72	—	17	—	89
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	2	2	—	—	4
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,709	205	17	1	1,932